CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions		Total	Limited partners	Redemption-exchange units	Special limited partner units	BBUC exchangeable shares	Capital Limited partners	Retained earnings (deficit) Limited partners	Ownership changes Limited partners	Accumulated other comprehensive income (loss) Limited partners		Preferred securities	Interest of others in operating subsidiaries
Beginning balance at Dec. 31, 2022		$ 18,429	$ 1,408	$ 1,318		$ 1,378	$ 2,114	$ 97	$ (660)	$ (143)	[1]	$ 1,490	$ 12,835
Net income (loss)		3,777	482	451		472		482				83	2,289
Other comprehensive income (loss)		288	16	15		15				16	[1]		242
Total comprehensive income (loss)		4,065	498	466		487		482		16	[1]	83	2,531
Contributions		1,561											1,561
Distributions and capital paid	[2]	(5,197)	(19)	(17)		(18)		(19)				(833)	(4,310)
Ownership changes and other	[3]	(321)	27	25		28		(11)	41	(3)	[1]		(401)
Unit repurchases	[2]	(5)	(5)				(5)
Ending balance at Dec. 31, 2023		18,532	1,909	1,792	$ 0	1,875	2,109	549	(619)	(130)	[4]	740	12,216
Net income (loss)		895	(37)	(35)		(37)		(37)				52	952
Other comprehensive income (loss)		(932)	(96)	(91)		(95)				(96)	[4]		(650)
Total comprehensive income (loss)		(37)	(133)	(126)		(132)		(37)		(96)	[4]	52	302
Contributions		198											198
Distributions and capital paid	[5]	(847)	(19)	(17)		(18)		(19)				(52)	(741)
Ownership changes and other	[6]	(538)	(5)	(5)		(4)		(2)	(5)	2	[4]		(524)
Ending balance at Dec. 31, 2024		17,308	1,752	1,644	0	1,721	2,109	491	(624)	(224)	[4]	740	11,451
Net income (loss)		387	(26)	(9)	95	(17)		(26)				52	292
Other comprehensive income (loss)		833	189	114		152				189	[4]		378
Total comprehensive income (loss)		1,220	163	105	95	135		(26)		189	[4]	52	670
Contributions		324											324
Distributions and capital paid	[5]	(4,265)	(22)	(13)	(95)	(18)		(22)				(52)	(4,065)
Ownership changes and other	[6]	330	517	(386)		77		(30)	547				122
Unit repurchases	[5]	(224)	(116)			(108)	(116)
Acquisition of interest	[7]	618											618
Ending balance at Dec. 31, 2025		$ 15,311	$ 2,294	$ 1,350	$ 0	$ 1,807	$ 1,993	$ 413	$ (77)	$ (35)	[4]	$ 740	$ 9,120

[1]	See Note 20 for additional information.
[2]	See Note 19 for additional information on distributions and unit repurchases.
[3]	Includes gains or losses on changes in ownership interests of consolidated subsidiaries.
[4]	See Note 20 for additional information.
[5]	See Note 19 for additional information on distributions and unit repurchases.
[6]	Includes gains or losses on changes in ownership interests of consolidated subsidiaries.
[7]	See Note 3 for additional information.